Investment Securities - Unrealized Loss Position (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2015 item	Dec. 31, 2014 item	Dec. 31, 2013
Available for sale investment securities that have been in a continuous unrealized loss position
Less Than 12 Months, Fair Value	$ 18,839	$ 11,728	$ 22,758
Less Than 12 Months, Unrealized Loss	91	46	422
12 Months or More, Fair Value	5,582	7,895	46
12 Months or More, Unrealized Loss	53	111	1
Total Fair Value	24,421	19,623	22,804
Total Unrealized Loss	144	157	423
Number of investment positions in an unrealized loss position	23	23
U.S. government agencies
Available for sale investment securities that have been in a continuous unrealized loss position
Less Than 12 Months, Fair Value	499		1,924
Less Than 12 Months, Unrealized Loss	1		95
12 Months or More, Fair Value	1,355	1,881
12 Months or More, Unrealized Loss	22	47
Total Fair Value	1,854	1,881	1,924
Total Unrealized Loss	23	47	95
Municipal securities
Available for sale investment securities that have been in a continuous unrealized loss position
Less Than 12 Months, Fair Value	2,407
Less Than 12 Months, Unrealized Loss	20
Total Fair Value	2,407
Total Unrealized Loss	20
Mortgage-backed securities
Available for sale investment securities that have been in a continuous unrealized loss position
Less Than 12 Months, Fair Value	14,558	10,148	10,612
Less Than 12 Months, Unrealized Loss	66	39	187
12 Months or More, Fair Value	1,881	3,572
12 Months or More, Unrealized Loss	8	34
Total Fair Value	16,439	13,720	10,612
Total Unrealized Loss	74	73	187
Collateralized mortgage obligations
Available for sale investment securities that have been in a continuous unrealized loss position
Less Than 12 Months, Fair Value	1,375	1,580	10,222
Less Than 12 Months, Unrealized Loss	4	7	140
12 Months or More, Fair Value	2,346	2,442	46
12 Months or More, Unrealized Loss	23	30	1
Total Fair Value	3,721	4,022	10,268
Total Unrealized Loss	$ 27	$ 37	$ 141